Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Presented below is selected quarterly financial data for fiscal year 2021, which was prepared on the same basis as the audited consolidated financial statements and includes all adjustments necessary to present fairly, in all material respects, the information set forth therein on a consistent basis (in thousands, except per share data):

	Three Months Ended				Year Ended
	March 31, 2021	June 30, 2021 (1)	September 30, 2021 (1)	December 31, 2021	December 31, 2021
Net operating revenue	$149,062	$164,033	$159,013	$155,763	$627,871
Total cost of services	131,121	128,581	136,117	137,978	533,797
Selling, general and administrative expenses	24,726	26,391	30,795	29,897	111,809
Goodwill and intangible asset impairment charges (1)	—	453,331	508,972	—	962,303

Operating loss (1)	(6,785)	(444,270)	(516,871)	(12,112)	(980,038)
Loss before taxes (1)	(28,333)	(458,857)	(362,107)	(3,691)	(852,988)
Income tax benefit (1)	(10,515)	(19,731)	(35,333)	(5,381)	(70,960)

Net (loss) income (1)	(17,818)	(439,126)	(326,774)	1,690	(782,028)
Net income (loss) attributable to non-controlling interest	1,309	(3,769)	(2,109)	869	(3,700)

Net (loss) income attributable to ATI Physical Therapy, Inc. (1)	$(19,127)	$(435,357)	$(324,665)	$821	$(778,328)

(Loss) earnings per share of Class A common stock:
Basic (1)(2)	$(0.15)	$(3.12)	$(1.65)	$0.00	$(4.69)
Diluted (1)(2)	$(0.15)	$(3.12)	$(1.65)	$0.00	$(4.69)
Weighted average shares outstanding:
Basic	128,286	139,553	196,996	197,285	165,805
Diluted	128,286	139,553	196,996	197,446	165,805

(1)	Amounts are presented as revised for immaterial prior period revisions. Refer to discussion below.
(2)
Basic and diluted (loss) earnings per share are computed independently for each of the periods presented. Accordingly, the sum of the quarterly (loss) earnings per share amounts may not agree to the total for the year.

Schedule of Error Corrections and Prior Period Adjustments
A summary of the effect of the revision on the condensed consolidated statements of operations for the three and six months ended June 30, 2021 is as follows (in thousands):

Three months ended June 30, 2021	As reported	Revision	As revised
Goodwill and intangible asset impairment charges	$467,118	$(13,787)	$453,331
Operating loss	$(458,057)	$13,787	$(444,270)
Loss before taxes	$(472,644)	$13,787	$(458,857)
Income tax benefit	$(20,183)	$452	$(19,731)
Net loss	$(452,461)	$13,335	$(439,126)
Net loss attributable to ATI Physical Therapy, Inc.	$(448,692)	$13,335	$(435,357)
Loss per share, Basic	$(3.22)	$0.10	$(3.12)
Loss per share, Diluted	$(3.22)	$0.10	$(3.12)

Six months ended June 30, 2021	As reported	Revision	As revised
Goodwill and intangible asset impairment charges	$467,118	$(13,787)	$453,331
Operating loss	$(464,842)	$13,787	$(451,055)
Loss before taxes	$(500,977)	$13,787	$(487,190)
Income tax benefit	$(30,698)	$452	$(30,246)
Net loss	$(470,279)	$13,335	$(456,944)
Net loss attributable to ATI Physical Therapy, Inc.	$(467,819)	$13,335	$(454,484)
Loss per share, Basic	$(3.49)	$0.10	$(3.39)
Loss per share, Diluted	$(3.49)	$0.10	$(3.39)